DERIVATIVE FINANCIAL INSTRUMENTS (Tables)	6 Months Ended
Jun. 30, 2024
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Schedule of Derivative Instruments
Dole had the following derivative instruments outstanding as of June 30, 2024:

Aggregate Notional Amount
Foreign currency forward contracts by currency:
United States dollar	$40.4 million
Euro	€215.1 million
British pound sterling	£10.3 million
Swedish krona	SEK 86.1 million
Canadian dollar	C$17.7 million
Chilean peso	CLP$12.1 billion
Interest rate swap contracts	$700.0 million

Schedule of Derivative Instruments in the Balance Sheet at Fair Value	The following table presents the balance sheet location and fair value of the derivative instruments by type:

	Fair Value Measurements as of June 30, 2024
	Other Receivables, net	Other Assets	Accrued Liabilities

Foreign currency forward contracts:	(U.S. Dollars in thousands)
Cash flow hedges	$4,739	$—	$(433)
Non-designated cash flow hedges	218	—	(156)
Fair value hedges	697	—	(236)
Interest rate swap contracts	1,898	29,620	—
	$7,552	$29,620	$(825)

	Fair Value Measurements as of December 31, 2023
	Other Receivables, net	Other Assets	Accrued Liabilities

Foreign currency forward contracts:	(U.S. Dollars in thousands)
Cash flow hedges	$1,141	$—	$(5,543)
Non-designated cash flow hedges	140	—	(346)
Fair value hedges	607	—	(986)
Interest rate swap contracts	7,305	29,868	—
Bunker fuel hedges	—	—	(129)
	$9,193	$29,868	$(7,004)

Schedule of Realized and Unrealized Derivative Gains (Losses)
The following tables represent all of Dole’s realized and unrealized derivative gains (losses) and respective location in the financial statements for the three and six months ended June 30, 2024 and June 30, 2023:

	Three Months Ended June 30, 2024			Six Months Ended June 30, 2024
	Net gains (losses) deferred in Accumulated Other Comprehensive Loss	Cost of Sales	Other Income, net	Net gains (losses) deferred in Accumulated Other Comprehensive Loss	Cost of Sales	Other Income, net

Realized net gains (losses):	(U.S. Dollars in thousands)
Cash flow hedges	$—	$1,153	$—	$—	$452	$—
Non-designated cash flow hedges	—	(577)	—	—	(776)	—
Fair value hedges		—	426	—	—	565
Bunker fuel hedges	—	—	—	—	—	—
Total net realized gains (losses)	$—	$576	$426	$—	$(324)	$565
Unrealized net gains (losses):
Cash flow hedges	$3,182	$—	$—	$8,701	$—	$—
Non-designated cash flow hedges	—	(40)	—	—	77	—
Fair value hedges	—	—	92	—	—	1,039
Bunker fuel hedges	—	—	—	—	—	—
Interest rate swap contracts	(5,335)	—	—	(5,655)	—	—
Total net unrealized (losses) gains	$(2,153)	$(40)	$92	$3,046	$77	$1,039